LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
Summary of Lease Cost
A summary of lease cost recognized in the Company’s consolidated and combined statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2021	2020	2019
Operating leases cost excluding short-term rental expense	$682,616	$232,758	$446,260
Short-term lease cost	4,974	16,717	30,063
Total	$687,590	$249,475	$476,323

Summary of Supplemental Information Related to Operating Leases
A summary of supplemental information related to operating leases is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities	$879,788	$310,931	$246,668
Weighted average remaining lease term	2.00 years	2.08 years	3.02 years
Weighted average discount rate	3.80%	4.75%	4.75%

Summary of Maturity of Lease Liabilities Under Operating Leases
The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2021:

For the year ending December 31,	Operating Leases
2022	$858,478
2023	525,690
Total lease payments	1,384,168
Less: imputed interest	54,841
Total	1,329,327
Less: current portion	839,330
Non-current portion	$489,997